Segment Information - Schedule of Disaggregated Information of Revenues by Regions (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Schedule of Disaggregated Information of Revenues by Regions [Line Items]
Total revenue	$ 98,723,121	$ 50,905,705
Total long-lived assets	5,070,488		$ 1,185,699
Singapore [Member]
Schedule of Disaggregated Information of Revenues by Regions [Line Items]
Total revenue	63,416,919	25,325,176
Total long-lived assets	4,590,912		954,399
Hong Kong [Member]
Schedule of Disaggregated Information of Revenues by Regions [Line Items]
Total revenue	22,676,061	21,321,102
Total long-lived assets	83,673		19,118
Malaysia [Member]
Schedule of Disaggregated Information of Revenues by Regions [Line Items]
Total revenue	6,299,662	2,351,890
Total long-lived assets	315,531		151,171
China [Member]
Schedule of Disaggregated Information of Revenues by Regions [Line Items]
Total revenue	2,203,749	1,907,537
United Kingdom [Member]
Schedule of Disaggregated Information of Revenues by Regions [Line Items]
Total revenue	491,594
Thailand [Member]
Schedule of Disaggregated Information of Revenues by Regions [Line Items]
Total revenue	3,634,291
Total long-lived assets	20,036
Others [Member]
Schedule of Disaggregated Information of Revenues by Regions [Line Items]
Total revenue	845
Total long-lived assets	$ 60,336		$ 61,011